Employees and directors	18 Months Ended
Oct. 31, 2018
Employees and directors [Abstract]
Employees and directors
35 Employees and directors

	18 months ended October 31, 2018		12 months ended April 30, 2017[1]		12 months ended April 30, 2016[1]
	$	’000	$	’000	$	’000
Staff costs
Wages and salaries		1,819,251		382,482		342,957
Redundancy and termination costs (non-exceptional)		2,102		2,115		3,722
Social security costs		159,009		53,215		45,584
Other pension costs		50,379		11,379		10,976
Cost of employee share schemes		64,284		31,463		26,254
Total		2,095,025		480,654		429,493
[1] The comparatives for the 12 months to April 30, 2017 and 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).

	18 months ended October 31, 2018		12 months ended April 30, 2017[1]		12 months ended April 30, 2016[1]
	$	’000	$	’000	$	’000
Pension costs comprise:
Defined benefit schemes (note 27)		7,138		504		613
Defined contribution schemes (note 27)		43,241		10,875		10,363
Total		50,379		11,379		10,976
[1] The comparatives for the 12 months to April 30, 2017 and April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).

	18 months ended October 31, 2018	12 months ended April 30, 2017	12 months ended April 30, 2016
	Number	Number	$	’000
Average monthly number of people
(including executive directors) employed by the Group:

Continuing Operations
Sales and distribution	5,860	1,818		1,692
Research and development	4,323	1,400		1,301
General and administration	1,378	642		582
	11,561	3,860		3,575

Discontinued Operations
Sales and distribution	515	323		266
Research and development	629	476		375
General and administration	8	4		2
	1,152	803		643

Total
Sales and distribution	6,375	2,141		1,958
Research and development	4,952	1,876		1,676
General and administration	1,386	646		584
Total	12,713	4,663		4,218

	18 months ended October 31, 2018		12 months ended April 30, 2017		12 months ended April 30, 2016
	$	’000	$	’000	$	’000
Key management compensation
Short-term employee benefits		25,893		8,051		9,297
Share based payments		44,497		9,391		10,146
Total		70,390		17,442		19,443

The key management figures above include the executive management team and directors.  There are no post-employment benefits. Directors’ remuneration is shown below.

	18 months ended October 31, 2018		12 months ended April 30, 2017		12 months ended April 30, 2016
	$	’000	$	’000	$	’000
Directors
Aggregate emoluments		14,583		5,227		3,612
Aggregate gains made on the exercise of share options		77,719		8,166		3,764
Company contributions to money purchase pension scheme		749		463		228
Total		93,051		13,856		7,604

Share based payments

The amount charged to the consolidated statement of comprehensive income in respect of share-based payments was $72.2m for the 18 months ended October 31, 2018 (12 months ended April 30, 2017: $34.5m; April 30, 2016: $28.8m). The consolidated statement of comprehensive income has been presented split between continuing and discontinued operations. The table below provides information of the share-based payments on a continuing operations basis. The tables below for each type of share option are presented on a total Group basis only.

	18 months ended October 31, 2018		12 months ended April 30, 2017[1]		12 months ended April 30, 2016[1]
	$	’000	$	’000	$	’000
Share based compensation – IFRS 2 charge		70,921		20,798		17,355
Employer taxes		(6,637)		10,665		8,899
		64,284		31,463		26,254
[1] The comparatives for the 12 months to April 30, 2017 and April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).

As at October 31, 2018, accumulated employer taxes of $20.6m (April 30, 2017: $17.0m; April 30, 2016: $15.6m) is included in trade and other payables and $0.5m (April 30, 2017: $1.2m, April 30, 2016: $1.1m) is included in other non-current liabilities.

The Group has various equity-settled share-based compensation plans details of which are provided below.

a)	Incentive Plan 2005

On April 27, 2005, the remuneration committee approved the rules of the Incentive Plan 2005 (“LTIP”) which permits the granting of share options to executive directors and senior management. The total number of options they receive is determined by the performance criteria set by the remuneration committee over a three-year performance period. Prior to 18 April 2011 performance conditions required that cumulative EPS growth over a three year vesting period is at least equal to Retail Prices Index (“RPI”) plus 11% (at which point 25% of awards will vest), 60% of shares will vest for cumulative EPS growth of RPI plus 13% and for full vesting the cumulative EPS growth will be required to be RPI plus 15% per annum. RPI is the general index of the UK retail prices (for all items) published by the Office of National Statistics or any similar index replacing it. Straight-line vesting will apply between these points.

Awards granted on or after April 18, 2011 are subject to either Absolute Shareholder Returns (“ASR”) over a three-year period, cumulative EPS growth or a combination of both. ASR is defined as the average closing share price over the period of five days ending on the day prior to the vesting date less the reference price plus the total of all dividends and cash distributions and any other measures as determined by the Remuneration Committee between the award date and the vesting date. Where the cumulative EPS growth over a three-year period is at least equal to RPI plus 3% per annum 25% of awards will vest, with full vesting is achieved when the cumulative EPS growth is RPI plus 9% per annum. Straight line vesting will apply between these points.  Where the award is subject to ASR, the resulting level of vesting will be reduced by 25% if the ASR is below 150 pence or increased by 50% if ASR is 300 pence or more.

	18 months ended October 31, 2018		12 months ended April 30, 2017
	Number of Options ‘000	Weighted average exercise price pence	Number of Options ‘000	Weighted average exercise price pence
Outstanding at May 1	4,662	29	5,186	41
Exercised	(1,283)	12	(1,008)	85
Forfeited	(582)	3	(120)	14
Granted	2,823	-	604	6
Outstanding at October 31 / April 30	5,620	14	4,662	29
Exercisable at October 31 / April 30	2,270	51	1,261	92

The weighted average share price in the period for options on the date of exercise was 1,781 pence for the 18 months ended October 31, 2018 (12 months ended April 30, 2017: 2,027 pence).

The amount charged to the consolidated statement of comprehensive income in respect of the scheme was $30.2m for the 18 months ended October 31, 2018 (12 months ended April 30, 2017: $16.2m; April 30, 2016: $15.1m).  In addition to this $4.2m (12 months to April 30, 2017: $3.6m charge; April 30, 2016: $2.4m charge) was credited to the consolidated statement of comprehensive income in respect of national insurance on these share options.

	October 31, 2018			April 30, 2017
	Weighted average exercise price	Number of options	Weighted average remaining contractual	Weighted average exercise price	Number of options	Weighted average remaining contractual
Range of exercise prices	pence	‘000	life (years)	pence	‘000	life (years)
£0.10 or less	1	5,127	6.7	4	3,856	7.4
£0.11 – £1.00	13	205	4.9	13	506	6.6
£1.01 – £2.00	-	-	-	-	-	-
£2.01 – £3.00	-	-	-	281	5	0.5
£3.01 - £4.00	358	146	0.7	358	146	2.2
More than £4.00	402	142	1.7	402	149	3.2
	14	5,620	4.0	29	4,662	7.0

The weighted average fair value of options granted during the 18 months ended October 31, 2018 determined using the Black-Scholes valuation model was £15.25 (12 months ended April 30, 2017: £18.56).

The significant inputs into the model for the 18 months ended October 31, 2018 were:

	18 months ended October 31, 2018	12 months ended April 30, 2017
Weighted average share price at the grant date	£16.87	£20.22
Expected volatility	between 28.59% and 48.54%	between 26.96% and 27.98%
Expected dividend yield	between 2.82% and 7.02%	between 2.70% and 3.10%
Expected option life	three years	three years
Annual risk-free interest rate	between 1.0% and 1.6%	between 0.71% and 1.09%

The volatility measured at the standard deviation of continuously compounded share returns is based on statistical daily share prices over the last three years.

b)	Additional Share Grants

	18 months ended October 31, 2018		12 months ended April 30, 2017
	Number Of Options	Weighted average exercise price	Number of Options	Weighted average exercise price
	‘000	pence	‘000	pence
Outstanding at May 1	3,262	-	3,262	-
Exercised	(200)	-	-	-
Lapsed	(2,412)	-	-	-
Cancelled	(3,276)	-	-	-
Granted	13,115	-	-	-
Outstanding at October 31 / April 30	10,489	-	3,262	-
Exercisable at October 31 / April 30	3,062	-	3,062	-

Additional Share grants – The Attachmate Group (“TAG”) acquisition
The Remuneration Committee awarded Additional Share Grants (“ASGs”) to a number of senior managers and executives, critical to delivering the anticipated results of the acquisition of The Attachmate Group, which completed on November 20, 2014.

ASGs are nil cost options over Ordinary Shares. The ASGs became exercisable, subject to the satisfaction of the performance condition, on the third anniversary of the date of Completion or November 1, 2017, whichever is earlier (the ‘vesting date’) and will remain exercisable until the tenth anniversary of Completion.

The performance condition is that the percentage of Ordinary Shares subject to the ASG which may be acquired on exercise on or after the vesting date is as follows:

(i)  0% if the Shareholder Return Percentage (as defined below) is 50% or less;
(ii) 100% if the Shareholder Return Percentage is 100% or more; and
(iii) A percentage determined on a straight-line basis between (i) and (ii) above.

The ‘Shareholder Return Percentage’ will be calculated by deducting 819.425 pence per share (the “Reference Price”), being the average of the 20 days before 3 June 2014 (being the date of the heads of agreement relating to the proposed combination of Micro Focus and Attachmate between Micro Focus, Wizard, Golden Gate Capital and Francisco Partners Management LP), from the sum of the ‘Vesting Price’ (calculated as the average closing share price over the period of 20 days ending on the day prior to the vesting date) plus the total of all dividends per share between Completion and the vesting date. This will be divided by the Reference Price, multiplying the resulting figure by 100 to obtain the Shareholder Return Percentage.

The weighted average fair value of options granted was £4.40, after using the Monte-Carlo simulation model. The significant inputs into the model were weighted average share price of £11.24 at the grant date, exercise price shown above, expected volatility of 26.11%, expected dividend yield of 3.2%, an expected option life of three years and an annual risk-free interest rate of 2.08%. The volatility measured at the standard deviation of continuously compounded share returns is based on statistical daily share prices over the last three years.

Additional Share grants – The HPE Software business acquisition
The Remuneration Committee awarded a number of Additional Share Grants (“ASGs”) to a number of senior managers and executives, critical to delivering the anticipated results of the acquisition of the HPE Software business, which completed on September 1, 2017.

ASGs are nil cost options over Ordinary Shares. The ASGs will become exercisable, subject to the satisfaction of the performance condition, on the third anniversary of the announcement date of September 7, 2016 (the ‘vesting date’) and will remain exercisable for a period of 84 months commencing on the Vesting date.

The performance condition is that the percentage of Ordinary Shares subject to the ASG which may be acquired on exercise on or after the vesting date is as follows:

(i)  0% if the Shareholder Return Percentage (as defined below) is 50% or less;
(ii) 100% if the Shareholder Return Percentage is 100% or more; and
(iii) A percentage determined on a straight-line basis between (i) and (ii) above.

The ‘Shareholder Return Percentage’ will be calculated by deducting 1817.75 pence per share (the “Reference Price”), being the average of the 20 days before August 1, 2016 (being the date of the heads of agreement relating to the proposed combination of Micro Focus and the HPE Software business), from the sum of the ‘Vesting Price’ (calculated as the average closing share price over the period of 20 days ending on the day prior to the vesting date) plus the total of all dividends per share between the announcement date and the vesting date. This will be divided by the Reference Price, multiplying the resulting figure by 100 to obtain the Shareholder Return Percentage.

On September 20, 2018, the Group announced that, following a review of existing Additional Share Grant ("ASG") awards after the announcement of the forthcoming SUSE sale, ASG awards made to Executive Directors on completion of the HPE Software business acquisition on September 1, 2017 would be cancelled. New ASG awards were granted in order to align with the business plan to deliver value by October 2020 and focus Executive Directors on delivering significant value to shareholders over the 3 years from completion of the Transaction. The Company believes that, in the light of the HPE Software business integration and the wider competitive environment evidenced by recent M&A activity in the software sector, the alignment of the vesting period to September 2020 is essential to provide an effective incentive over the period of the business plan.

The current Executive Directors (Kevin Loosemore, Stephen Murdoch and Chris Kennedy) and those who were Executive Directors at the time of the existing award and remain in employment (Nils Brauckmann and Mike Phillips) agreed to surrender their existing ASG awards made on September 1, 2017 which were due to vest on September 7, 2019.  In return, the Company has made new ASG awards over ordinary shares in the Company as detailed below, which are due to vest on September 1, 2020 (being 3 years from the completion of the Transaction).

Director	Number of granted and cancelled nil cost share options over Ordinary Shares	Number of replacement nil cost options over Ordinary Shares
	‘000	‘000
Kevin Loosemore	1,100	1,100
Stephen Murdoch	500	947
Chris Kennedy[1]	500	676
Mike Phillips	676	676
Nils Brauckmann	500	500
	3,276	3,899
1 The share options awarded to Chris Kennedy’s replacement HPE Software ASGs will lapse as a result of his resignation and subsequent leaving employment in February 2019. This has been reflected in the share options disclosures.

The Total Shareholder Returns (“TSR”) performance thresholds for the new awards are unchanged from the previous awards, save in respect of the period to vesting, and the number of new awards is equal to the number of previous awards which they replace, except for Stephen Murdoch and Chris Kennedy where increases of 447,000 and 176,000 awards respectively have been made to reflect Stephen’s promotion to Chief Executive Officer and to  align Chris' awards to those granted to his predecessor.

As new ASG’s have been granted to replace the original ASG’s that have been cancelled, this is treated under IFRS 2 “Share-based payment” as modification of the original ASG grant. Due to the performance conditions attached to them, the fair value for ASG’s is determined using the Monte Carlo simulation method. The fair value of the original awards is determined at the modification date (20 Sept 2018) i.e. replacing the original fair values. The incremental fair value of the new awards over the original awards at the date of modification is recognized in addition to the grant date fair value. The original expense is continued to be recognized over the original service period, the incremental expense is recognized over the remaining service period for the new awards i.e. to September 1, 2020 rather than September 7, 2019.

The weighted average fair value of options granted during the period determined using the Monte-Carlo simulation model was £4.80.

The significant inputs into the model for the 18 months ended October 31, 2018 were:

	18 months ended October 31, 2018	12 months ended April 30, 2017
Weighted average share price at the grant date	£18.35	£11.05
Expected volatility	Between 28.00% - 31.00%	Between 25.81% - 26.11%
Expected dividend yield	Between 3.26% - 5.29%	Between 2.90% - 3.30%
Expected option life	1.96 years	3 years
Annual risk-free interest rate	Between 0.43% - 0.84%	Between 1.71% - 2.08%

The amount charged to the consolidated statement of comprehensive income in respect of the ASGs was $45.6m for the 18 months ended October 31, 2018 (12 months ended April 30, 2017: $6.6m; April 30, 2016: $7.6m). In addition to this $2.5m (12 months ended April 30,: 2017: $7.0m charge; April 30, 2016: $2.8m charge) was credited to the consolidated statement of comprehensive income in respect of national insurance on these share options in the 18 months ended October 31, 2018.

The volatility measured at the standard deviation of continuously compounded share returns is based on statistical daily share prices over the last three years.

	October 31, 2018			April 30, 2017
	Weighted average exercise price	Number of Options	Weighted average remaining contractual	Weighted average exercise price	Number of Options	Weighted average remaining contractual
Range of exercise prices	pence	‘000	life (years)	pence	‘000	life (years)
£0.00	-	10,489	5.5	-	3,262	7.6
	-	10,489	5.5	-	3,262	7.6

b)	Sharesave and Employee Stock Purchase Plan 2006

In August 2006, the Company introduced the Micro Focus Employee Stock Purchase Plan 2006 and the Micro Focus Sharesave Plan 2006, approved by members on July 25, 2006. The Group operates several plans throughout the world, but the two main plans are the Sharesave Plan (“Sharesave”) primarily for UK employees and the Employee Stock Purchase Plan (“ESPP”) for employees in the USA and Canada. The Sharesave and ESPP provide for an annual award of options at a discount to the market price and are open to all eligible Group employees. Under these plans, employees make monthly savings over a period (Sharesave 3 years, ESPP 2 years) linked to the grant of an option with an option price which can be at a discount (Sharesave 20%, ESPP 15%) of the market value of the shares on grant. The option grants are subject to employment conditions and continuous savings.

Further Sharesave and ESPP grants were made during the 18 months to October 31, 2018.

	18 months ended October 31, 2018		12 months ended April 30, 2017
	Number of Options	Weighted average exercise price	Number Of Options	Weighted average exercise price
Sharesave	‘000	pence	‘000	pence
Outstanding at May 1	559	1,039	544	862
Exercised	(294)	829	(90)	618
Forfeited	(223)	1,508	(28)	1,001
Granted	454	1,293	133	1,466
Outstanding	496	1,185	559	1,039
Exercisable	47	1,116	-	-

Number of Options ‘000	Date of grant	Exercise price per share pence	Exercise period
1	February 10, 2015	838.4	April 1, 2018 – September 30, 2018
46	August 7, 2015	1,112.0	October 1, 2018 – March 31, 2019
40	February 9, 2016	1,200.0	April 1, 2019 – September 30, 2019
80	August 12, 2016	1,465.6	October 1, 2019 – February 1, 2020
43	February 23, 2018	1,720.0	April 1, 2021 – September 30, 2021
264	August 3, 2018	1,023.0	October 1, 2021 – March 31, 2022
22	August 3, 2018	1,159.0	October 1, 2021 – April 1, 2022
496

	18 months ended October 31, 2018		12 months ended April 30, 2017
	Number of Options	Weighted Average exercise price	Number of Options	Weighted average exercise price
ESPP	‘000	pence	‘000	pence
At May 1	124	1,510	272	1,080
Exercised	(110)	1,598	(93)	998
Forfeited	(32)	1,236	(142)	1,220
Granted	817	1,057	87	1,836
Outstanding	800	1,047	124	1,510
Exercisable	-	1,021	-	-

Number of Options ‘000	Date of grant	Exercise price per share pence	Exercise period
19	October 1, 2016	1,875.6	October 1, 2018 – December 31, 2018
337	March 1, 2018	1,235.6	March 1, 2020 – May 31, 2020
444	July 1, 2018	868.5	July 1, 2020 – September 30, 2020
800

The amount charged to the consolidated statement of comprehensive income in respect of the Sharesave and ESPP schemes was $2.9m for the 18 months ended October 31, 2018 (12 months ended April 30, 2017: $1.1m; April 30, 2016: $0.9m).

The weighted average fair value of options granted in the Sharesave and ESPP schemes during the 18 months ended October 31, 2018 determined using the Black-Scholes valuation model was £6.28 (12 months ended April 30, 2017: £5.36).

The significant inputs into the model for the 18 months ended October 31, 2018 were:

	18 months ended October 31, 2018	12 months ended April 30, 2017
Weighted average share price at the grant date	£15.48	£20.56
Expected volatility	between 28.82% - 48.60%	26.95%
Expected dividend yield	between 3.86% - 7.02%	2.60%
Expected option life	two or three years	two or three years
Annual risk-free interest rate	between 1.3% - 1.5%	0.61%